UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05498)

Exact name of registrant as specified in charter:	Putnam Master Intermediate Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2017

Date of reporting period:	June 30, 2017

Item 1. Schedule of Investments:

Putnam Master Intermediate Income Trust

The fund's portfolio
6/30/17 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (49.5%)(a)
			Principal amount	Value

U.S. Government Agency Mortgage Obligations (49.5%)

Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 7/1/47			$3,000,000	$3,322,500
4.50%, TBA, 7/1/47			7,000,000	7,507,500
4.00%, TBA, 7/1/47			5,000,000	5,255,078
3.50%, TBA, 8/1/47			47,000,000	48,184,179
3.50%, TBA, 7/1/47			67,000,000	68,800,625

				133,069,882

Total U.S. government and agency mortgage obligations (cost $133,487,072)				$133,069,882

U.S. TREASURY OBLIGATIONS (0.0%)(a)
			Principal amount	Value

U.S. Treasury Notes 1.125%, 09/30/21(i)			$117,000	$114,151

Total U.S. treasury obligations (cost $114,151)				$114,151

MORTGAGE-BACKED SECURITIES (46.8%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (20.4%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 21.13%, 4/15/37			$49,898	$76,876
IFB Ser. 3072, Class SM, 19.547%, 11/15/35			83,434	121,074
IFB Ser. 3249, Class PS, 18.451%, 12/15/36			49,341	68,996
IFB Ser. 3852, Class SC, IO, 5.491%, 4/15/40			3,065,033	446,345
Ser. 4077, Class IK, IO, 5.00%, 7/15/42			3,100,333	631,392
IFB Ser. 4678, Class MS, IO, 4.941%, 4/15/47			1,256,865	287,608
Ser. 4122, Class TI, IO, 4.50%, 10/15/42			1,332,344	258,874
Ser. 4000, Class PI, IO, 4.50%, 1/15/42			743,348	129,566
Ser. 4546, Class TI, IO, 4.00%, 12/15/45			2,914,522	473,610
Ser. 4462, IO, 4.00%, 4/15/45			1,254,991	246,832
Ser. 4425, IO, 4.00%, 1/15/45			3,938,644	686,191
Ser. 4452, Class QI, IO, 4.00%, 11/15/44			2,532,592	493,349
Ser. 4193, Class PI, IO, 4.00%, 3/15/43			1,931,166	303,964
Ser. 4062, Class DI, IO, 4.00%, 9/15/39			3,526,298	350,223
Ser. 4604, Class QI, IO, 3.50%, 7/15/46			6,674,518	1,097,891
Ser. 4580, Class ID, IO, 3.50%, 8/15/45			4,038,950	624,422
Ser. 4501, Class BI, IO, 3.50%, 10/15/43			3,549,655	491,627
Ser. 4105, Class HI, IO, 3.50%, 7/15/41			1,184,649	136,216
Ser. 304, Class C37, IO, 3.50%, 12/15/27			1,334,647	130,596
Ser. 4165, Class TI, IO, 3.00%, 12/15/42			4,996,771	512,169
Ser. 4183, Class MI, IO, 3.00%, 2/15/42			2,170,459	200,768
Ser. 4210, Class PI, IO, 3.00%, 12/15/41			1,355,624	97,012
Ser. 4510, Class HI, IO, 3.00%, 3/15/40			4,089,806	339,454
FRB Ser. 57, Class 1AX, IO, 0.371%, 7/25/43			1,636,295	17,693
Ser. 3326, Class WF, zero %, 10/15/35			1,123	849

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 32.603%, 7/25/36			76,894	140,021
IFB Ser. 07-53, Class SP, 19.741%, 6/25/37			71,505	105,208
IFB Ser. 08-24, Class SP, 18.824%, 2/25/38			63,572	86,781
IFB Ser. 05-75, Class GS, 16.602%, 8/25/35			53,213	69,290
IFB Ser. 05-83, Class QP, 14.232%, 11/25/34			83,955	103,012
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46			3,294,893	781,075
Ser. 11-59, Class BI, IO, 6.00%, 8/25/40			2,981,442	269,224
Ser. 374, Class 6, IO, 5.50%, 8/25/36			121,821	23,454
IFB Ser. 12-36, Class SN, IO, 5.234%, 4/25/42			1,547,571	277,325
IFB Ser. 10-35, Class SG, IO, 5.184%, 4/25/40			1,025,067	202,451
Ser. 378, Class 19, IO, 5.00%, 6/25/35			366,223	66,836
IFB Ser. 13-18, Class SB, IO, 4.934%, 10/25/41			1,180,767	140,393
IFB Ser. 11-101, Class SA, IO, 4.684%, 10/25/41			3,787,325	582,301
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42			572,210	134,439
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40			3,512,836	410,587
Ser. 366, Class 22, IO, 4.50%, 10/25/35			63,128	2,488
Ser. 17-7, Class JI, IO, 4.00%, 2/25/47			2,107,614	366,198
Ser. 17-15, Class LI, IO, 4.00%, 6/25/46			1,988,940	312,244
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44			2,334,733	356,612
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43			1,523,585	249,548
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43			1,190,908	182,032
Ser. 13-60, Class IP, IO, 4.00%, 10/25/42			1,194,308	195,378
Ser. 12-96, Class PI, IO, 4.00%, 7/25/41			990,418	142,351
Ser. 16-102, Class JI, IO, 3.50%, 2/25/46			3,023,103	423,234
Ser. 12-129, Class IJ, IO, 3.50%, 12/25/32			1,021,998	157,132
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42			2,041,914	145,384
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			1,930,291	156,354
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41			1,699,515	169,442
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41			1,715,107	114,089
Ser. 16-97, Class KI, IO, 3.00%, 6/25/40			4,333,053	529,783
Ser. 99-51, Class N, PO, zero %, 9/17/29			9,922	8,434

Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47			1,325,469	277,474
Ser. 16-168, Class AI, IO, 5.00%, 7/20/45			2,017,137	196,671
Ser. 14-122, Class IC, IO, 5.00%, 8/20/44			1,040,945	211,874
Ser. 14-76, IO, 5.00%, 5/20/44			1,451,940	306,828
Ser. 15-187, Class KI, IO, 5.00%, 6/20/43			3,627,703	350,755
Ser. 13-22, Class IE, IO, 5.00%, 2/20/43			2,246,350	469,375
Ser. 13-22, Class OI, IO, 5.00%, 1/20/43			1,998,905	422,746
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			1,052,312	222,621
Ser. 13-6, Class IC, IO, 5.00%, 1/20/43			909,428	189,661
Ser. 12-146, IO, 5.00%, 12/20/42			914,556	193,273
Ser. 13-6, Class CI, IO, 5.00%, 12/20/42			662,834	122,936
Ser. 13-130, Class IB, IO, 5.00%, 12/20/40			472,252	30,550
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40			163,391	11,177
Ser. 11-41, Class BI, IO, 5.00%, 5/20/40			299,783	22,769
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			315,902	66,708
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40			988,144	206,186
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			4,432,355	938,121
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			2,285,427	485,928
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39			805,993	172,034
IFB Ser. 13-129, Class SN, IO, 4.938%, 9/20/43			767,264	121,235
IFB Ser. 14-20, Class SQ, IO, 4.888%, 7/20/43			2,978,886	452,418
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46			1,665,047	347,579
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46			5,525,344	772,277
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45			1,258,983	283,422
Ser. 14-147, Class IJ, IO, 4.50%, 2/20/44			1,972,468	296,107
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43			2,078,730	415,746
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43			2,815,462	465,199
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43			1,958,259	370,867
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42			515,241	85,334
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41			1,776,877	350,994
Ser. 11-140, Class BI, IO, 4.50%, 12/20/40			124,434	8,098
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			113,651	14,926
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40			1,888,742	370,118
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40			3,319,610	663,922
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			1,757,596	351,934
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40			1,975,167	378,436
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			1,217,271	242,125
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39			942,640	220,898
Ser. 10-168, Class PI, IO, 4.50%, 11/20/39			378,374	36,937
Ser. 10-158, Class IP, IO, 4.50%, 6/20/39			1,126,460	86,602
Ser. 10-98, Class PI, IO, 4.50%, 10/20/37			111,513	767
IFB Ser. 14-119, Class SA, IO, 4.388%, 8/20/44			3,611,051	559,713
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46			2,697,748	401,290
Ser. 16-29, IO, 4.00%, 2/16/46			1,641,256	309,787
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45			5,219,531	888,364
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45			2,426,516	522,778
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45			3,313,279	544,865
Ser. 15-40, IO, 4.00%, 3/20/45			2,629,370	556,004
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44			3,192,275	543,070
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44			1,031,752	181,539
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43			4,676,971	618,296
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43			932,977	161,340
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42			803,733	143,679
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42			2,741,358	541,703
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42			1,999,575	347,166
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46			2,155,116	351,661
Ser. 15-95, Class PI, IO, 3.50%, 7/20/45			2,967,418	441,403
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45			2,787,964	419,923
Ser. 13-76, IO, 3.50%, 5/20/43			3,332,059	541,193
Ser. 13-28, IO, 3.50%, 2/20/43			1,041,149	152,390
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43			1,599,850	248,041
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			2,225,363	347,535
Ser. 13-14, IO, 3.50%, 12/20/42			5,538,496	767,192
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			1,682,461	262,885
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42			2,122,157	403,422
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42			2,526,042	512,936
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42			1,320,781	281,443
Ser. 15-62, Class IL, IO, 3.50%, 2/16/42			3,934,674	517,724
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40			4,240,540	582,654
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39			2,422,641	222,398
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38			2,252,755	278,440
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28			7,033,499	740,166
Ser. 16-H23, Class NI, IO, 2.404%, 10/20/66			12,111,834	1,547,892
Ser. 15-H10, Class BI, IO, 2.36%, 4/20/65			3,134,908	316,679
Ser. 16-H16, Class EI, IO, 2.351%, 6/20/66			4,847,501	569,581
Ser. 16-H17, Class KI, IO, 2.318%, 7/20/66			3,383,136	401,747
Ser. 17-H02, Class BI, IO, 2.312%, 1/20/67			3,054,512	406,647
Ser. 17-H06, Class BI, IO, 2.286%, 2/20/67			4,998,900	623,863
Ser. 16-H09, Class BI, IO, 2.273%, 4/20/66			6,200,672	651,970
Ser. 15-H15, Class BI, IO, 2.233%, 6/20/65			3,128,821	329,718
Ser. 17-H08, Class NI, IO, 2.194%, 3/20/67			6,557,072	784,881
Ser. 16-H03, Class AI, IO, 2.165%, 1/20/66			4,636,573	483,942
Ser. 16-H03, Class DI, IO, 2.032%, 12/20/65			4,963,272	480,817
Ser. 16-H18, Class QI, IO, 2.002%, 6/20/66			3,448,266	433,102
Ser. 15-H20, Class CI, IO, 1.985%, 8/20/65			5,142,823	554,895
Ser. 15-H24, Class AI, IO, 1.956%, 9/20/65			4,577,303	460,934
Ser. 16-H02, Class HI, IO, 1.941%, 1/20/66			6,161,124	550,805
Ser. 16-H10, Class AI, IO, 1.904%, 4/20/66			11,696,012	945,038
Ser. 16-H06, Class DI, IO, 1.904%, 7/20/65			6,612,282	586,509
Ser. 17-H11, Class DI, IO, 1.849%, 5/20/67			4,275,056	499,647
Ser. 15-H25, Class EI, IO, 1.846%, 10/20/65			4,343,642	396,574
Ser. 15-H20, Class AI, IO, 1.836%, 8/20/65			4,512,689	416,521
FRB Ser. 15-H08, Class CI, IO, 1.79%, 3/20/65			2,630,818	239,678
Ser. 17-H09, IO, 1.775%, 4/20/67			5,902,896	651,089
Ser. 16-H06, Class CI, IO, 1.752%, 2/20/66			6,226,478	478,816
Ser. 15-H23, Class BI, IO, 1.73%, 9/20/65			4,884,679	423,502
Ser. 16-H24, Class CI, IO, 1.699%, 10/20/66			3,478,921	300,238
Ser. 13-H08, Class CI, IO, 1.674%, 2/20/63			4,970,246	315,114
Ser. 16-H14, IO, 1.672%, 6/20/66			5,029,607	419,972
Ser. 14-H21, Class BI, IO, 1.549%, 10/20/64			6,853,286	495,493
Ser. 15-H26, Class CI, IO, 0.554%, 8/20/65			14,292,745	247,264
Ser. 06-36, Class OD, PO, zero %, 7/16/36			2,670	2,252

				54,766,505
Commercial mortgage-backed securities (13.8%)

Banc of America Commercial Mortgage Trust
FRB Ser. 07-3, Class AJ, 5.874%, 6/10/49			191,105	190,914
Ser. 06-4, Class AJ, 5.695%, 7/10/46			53,746	53,659

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.407%, 2/10/51			41,178,296	20,779

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45			1,322,000	1,288,950
Ser. 05-PWR7, Class D, 5.304%, 2/11/41			441,000	434,826
Ser. 05-PWR7, Class B, 5.214%, 2/11/41			571,882	572,597

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.328%, 3/11/39			617,106	480,898
FRB Ser. 06-PW14, Class XW, IO, 0.568%, 12/11/38			1,851,039	6,849

CD Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.506%, 11/15/44			507,000	492,009
FRB Ser. 07-CD5, Class XS, IO, 0.135%, 11/15/44			10,442,558	—

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.945%, 12/15/47			409,000	412,509
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47			1,025,000	926,703

Citigroup Commercial Mortgage Trust 144A FRB Ser. 13-GC11, Class E, 4.602%, 4/10/46			396,000	293,594

COBALT CMBS Commercial Mortgage Trust
FRB Ser. 07-C3, Class AJ, 6.061%, 5/15/46			419,000	422,968
Ser. 07-C2, Class AJFX, 5.568%, 4/15/47			783,722	783,251

COMM Mortgage Pass-Through Certificates 144A FRB Ser. 12-CR3, Class E, 4.927%, 10/15/45			350,000	291,701

COMM Mortgage Trust
FRB Ser. 07-C9, Class F, 5.991%, 12/10/49			962,000	962,000
Ser. 06-C8, Class AJ, 5.377%, 12/10/46			262,578	264,810

COMM Mortgage Trust 144A
Ser. 12-LC4, Class E, 4.25%, 12/10/44			392,000	302,663
Ser. 13-LC13, Class E, 3.719%, 8/10/46			574,000	386,359
Ser. 14-CR18, Class E, 3.60%, 7/15/47			592,000	366,389

Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.867%, 12/15/39			2,385,692	10,736

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)			653,600	669,940

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.942%, 4/15/50			1,090,000	952,123

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class D, 4.56%, 6/10/48			2,315,249	2,347,268

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965%, 12/10/41			58,055	58,508

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 04-C3, Class X1, IO, 1.11%, 12/10/41			3,769,831	60,745

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class E, 4.557%, 2/10/46			583,000	458,121
FRB Ser. 05-GG4, Class XC, IO, 1.599%, 7/10/39			418,264	418

GS Mortgage Securities Trust 144A
FRB Ser. 13-GC16, Class E, 5.497%, 11/10/46			662,000	536,088
Ser. 11-GC3, Class E, 5.00%, 3/10/44			577,000	538,572

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C15, Class D, 5.232%, 11/15/45			757,000	727,903
FRB Ser. 14-C18, Class D, 4.974%, 2/15/47			990,000	865,755
FRB Ser. C14, Class D, 4.721%, 8/15/46			526,000	462,524
FRB Ser. 14-C18, Class E, 4.474%, 2/15/47			407,000	291,127
FRB Ser. 14-C25, Class D, 4.096%, 11/15/47			767,000	605,163
Ser. 13-C14, Class F, 3.598%, 8/15/46			1,500,000	1,044,375
Ser. 14-C25, Class E, 3.332%, 11/15/47			788,000	481,626

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.433%, 2/12/51			63,500	64,992
Ser. 06-LDP8, Class B, 5.52%, 5/15/45			139,851	142,428

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.533%, 2/12/51			288,000	288,576
FRB Ser. 07-CB20, Class C, 6.533%, 2/12/51			434,000	425,320
FRB Ser. 11-C3, Class F, 5.801%, 2/15/46			410,000	395,650
FRB Ser. 12-C6, Class E, 5.299%, 5/15/45			363,000	326,954
FRB Ser. 13-C16, Class D, 5.14%, 12/15/46			337,000	316,991
FRB Ser. 12-C8, Class E, 4.807%, 10/15/45			345,000	322,453
Ser. 13-C13, Class E, 3.986%, 1/15/46			763,000	573,089
Ser. 13-C10, Class E, 3.50%, 12/15/47			623,000	463,761
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46			541,000	376,374
FRB Ser. 07-CB20, Class X1, IO, 0.415%, 2/12/51			14,313,466	658

LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 6.41%, 6/15/31			125,403	127,903

LB-UBS Commercial Mortgage Trust FRB Ser. 06-C6, Class C, 5.482%, 9/15/39 (In default)(NON)			1,219,000	104,225

LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.624%, 9/15/39			2,525,674	15,314

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.345%, 4/20/48			443,000	373,848

Merrill Lynch Mortgage Trust FRB Ser. 08-C1, Class AJ, 6.542%, 2/12/51			184,000	186,392

Merrill Lynch Mortgage Trust 144A FRB Ser. 08-C1, Class D, 6.542%, 2/12/51			304,000	306,280

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 9.321%, 1/15/37			17,954	817
FRB Ser. 07-C5, Class X, IO, 5.504%, 12/15/49			496,319	3,375

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class D, 5.056%, 4/15/47			1,142,000	1,055,654
Ser. 14-C17, Class D, 4.697%, 8/15/47			1,323,000	1,108,461
FRB Ser. 13-C11, Class F, 4.515%, 8/15/46			496,000	353,747
FRB Ser. 13-C10, Class D, 4.219%, 7/15/46			654,000	591,371
FRB Ser. 13-C10, Class E, 4.219%, 7/15/46			1,064,000	884,078
Ser. 14-C17, Class E, 3.50%, 8/15/47			723,000	463,298
Ser. 15-C24, Class D, 3.257%, 5/15/48			484,000	346,878

Morgan Stanley Capital I Trust
FRB Ser. 06-HQ8, Class D, 5.628%, 3/12/44			823,000	334,171
Ser. 07-HQ11, Class C, 5.558%, 2/12/44			1,102,000	339,361
Ser. 06-HQ10, Class B, 5.448%, 11/12/41			700,000	658,951

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class D, 6.503%, 1/11/43			600,000	596,700
FRB Ser. 08-T29, Class F, 6.503%, 1/11/43			369,000	351,842
FRB Ser. 04-RR, Class F7, 6.00%, 4/28/39			417,747	413,152

STRIPS CDO 144A Ser. 03-1A, Class N, IO, 2.097%, 3/24/18 (Cayman Islands)			193,000	3,976

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38			572,731	42,955

UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 5.00%, 5/10/63			622,000	408,343

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.308%, 6/15/45			1,460,000	941,700
FRB Ser. 07-C34, IO, 0.461%, 5/15/46			7,373,246	4,424

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.777%, 10/15/45			262,000	210,596
FRB Ser. 13-LC12, Class D, 4.431%, 7/15/46			188,000	173,982
Ser. 14-LC16, Class D, 3.938%, 8/15/50			956,000	759,953

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 14-C19, Class E, 5.135%, 3/15/47			946,000	687,174
Ser. 12-C6, Class E, 5.00%, 4/15/45			534,000	439,215
Ser. 12-C7, Class F, 4.50%, 6/15/45			2,524,000	1,849,335
Ser. 13-C12, Class E, 3.50%, 3/15/48			510,000	375,309

				37,275,446
Residential mortgage-backed securities (non-agency) (12.6%)

BCAP, LLC Trust 144A
FRB Ser. 11-RR3, Class 3A6, 3.136%, 11/27/36			1,173,705	909,621
FRB Ser. 12-RR5, Class 4A8, 1.194%, 6/26/35			130,925	128,329

Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, 4.141%, 4/25/34			300,963	299,764

Bear Stearns Asset Backed Securities I Trust FRB Ser. 04-FR3, Class M6, 6.091%, 9/25/34			43,061	20,402

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, 5.516%, 7/25/25 (Bermuda)			385,903	394,900

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.314%, 6/25/46			312,054	301,195
FRB Ser. 05-38, Class A1, 2.232%, 9/25/35			425,185	416,116
FRB Ser. 06-OA10, Class 1A1, 1.692%, 8/25/46			284,958	259,021
FRB Ser. 06-OA7, Class 1A2, 1.672%, 6/25/46			765,857	719,905
FRB Ser. 05-38, Class A3, 1.566%, 9/25/35			1,005,899	924,688
FRB Ser. 05-59, Class 1A1, 1.542%, 11/20/35			553,860	516,304
FRB Ser. 06-OA10, Class 4A1, 1.406%, 8/25/46			4,017,402	3,696,010

CSMC Trust 144A FRB Ser. 10-18R, Class 6A4, 3.55%, 9/28/36			2,000,000	1,914,430

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class B, 12.716%, 1/25/25			860,015	1,176,093
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class B, 11.716%, 10/25/28			249,842	314,187
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, 11.716%, 5/25/28			369,121	469,562
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, 11.216%, 7/25/28			899,732	1,111,455
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, 10.566%, 4/25/28			663,643	818,942
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, 8.766%, 12/25/27			590,191	687,444
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, 6.366%, 10/25/29			420,000	459,458
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, 6.366%, 11/25/28			490,000	567,484
Structured Agency Credit Risk Debt FRN Ser. 13-DN2, Class M2, 5.466%, 11/25/23			570,000	634,272

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 13.466%, 9/25/28			1,029,640	1,416,214
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, 12.966%, 10/25/28			570,000	771,777
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, 12.966%, 8/25/28			799,989	1,076,062
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, 11.466%, 1/25/29			1,019,849	1,267,031
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 7.116%, 10/25/28			1,690,000	1,968,103
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.916%, 4/25/28			1,744,330	1,985,880
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.766%, 4/25/28			100,000	112,416
Connecticut Avenue Securities FRB Ser. 13-C01, Class M2, 6.466%, 10/25/23			350,000	409,678
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 6.216%, 7/25/25			1,132,222	1,257,543
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 6.216%, 7/25/25			720,000	795,822
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, 6.066%, 10/25/29			260,000	276,485
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 5.766%, 2/25/25			276,263	297,432
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 5.466%, 4/25/29			100,000	110,144
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, 5.466%, 1/25/29			520,000	570,664
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 5.216%, 5/25/25			56,990	61,419
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 5.216%, 5/25/25			139,874	149,095
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, 3.816%, 5/25/24			20,000	21,086

GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, 1.396%, 5/25/36			700,288	356,153

MortgageIT Trust FRB Ser. 05-3, Class M2, 2.011%, 8/25/35			202,993	178,390

Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1BG, 1.336%, 8/25/36			474,196	398,254

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 2.808%, 9/25/35			704,384	722,147
FRB Ser. 05-AR19, Class A1C3, 1.716%, 12/25/45			758,306	739,349
FRB Ser. 05-AR13, Class A1C3, 1.706%, 10/25/45			1,889,023	1,845,172
FRB Ser. 05-AR19, Class A1C4, 1.616%, 12/25/45			395,177	372,771

				33,898,669

Total mortgage-backed securities (cost $125,634,298)				$125,940,620

CORPORATE BONDS AND NOTES (34.2%)(a)
			Principal amount	Value

Basic materials (4.2%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$149,000	$157,568

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9.375%, 6/1/19			196,000	212,415

Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)			200,000	205,250

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			86,000	96,320

Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24			300,000	309,750

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			228,000	245,100

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23			93,000	112,530

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			278,000	290,510

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			291,000	299,730

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23			222,000	257,520

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			80,000	83,300

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24			160,000	163,400

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25			225,000	228,375

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)			490,000	520,674

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27			78,000	80,526

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			82,000	89,380

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			200,000	211,500

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			339,000	334,763

Constellium NV company guaranty sr. unsec. sub. notes Ser. REGS, 7.00%, 1/15/23 (Netherlands)		EUR	100,000	117,459

Constellium NV 144A company guaranty sr. unsec. notes 5.75%, 5/15/24 (Netherlands)			$250,000	231,875

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7.875%, 11/1/19 (Luxembourg)			505,000	497,425

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			99,000	103,208

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 5/15/22 (Canada)			238,000	243,355

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)			125,000	128,125

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25			283,000	294,320

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)			150,000	158,343

Freeport-McMoRan, Inc. company guaranty sr. unsec. sub. notes 6.75%, 2/1/22 (Indonesia)			93,000	96,255

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			306,000	348,075

Grinding Media, Inc./MC Grinding Media Canada, Inc. 144A sr. sub. notes 7.375%, 12/15/23			45,000	48,938

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)			80,000	83,800

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20			178,000	187,345

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			178,000	201,363

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23			95,000	109,725

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25			153,000	160,650

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			183,000	186,889

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			281,000	301,021

Mercer International, Inc. 144A sr. unsec. notes 6.50%, 2/1/24 (Canada)			138,000	144,098

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			116,000	119,190

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)			40,000	41,250

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)			140,000	149,968

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)			164,000	163,180

NOVA Chemicals Corp. 144A sr. unsec. notes 4.875%, 6/1/24 (Canada)			91,000	90,659

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			25,000	25,750

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			420,000	439,425

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27			20,000	22,950

Park-Ohio Industries, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/15/27			168,000	176,400

Platform Specialty Products Corp. 144A sr. unsec. notes 10.375%, 5/1/21			26,000	28,763

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5.125%, 12/1/24			60,000	64,350

Sealed Air Corp. 144A sr. unsec. bonds 5.50%, 9/15/25			45,000	49,163

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			159,000	190,005

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26			236,000	242,195

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22			125,000	129,531

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			50,000	53,125

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23			20,000	20,775

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)			66,000	68,310

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)			59,000	57,451

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7.625%, 10/15/21			167,000	169,088

Tronox Finance, LLC company guaranty sr. unsec. notes 6.375%, 8/15/20			120,000	120,300

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/22			139,000	143,170

U.S. Concrete, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			150,000	158,250

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			138,000	143,865

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27			115,000	118,306

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			115,000	122,188

Venator Finance Sarl/Venator Materials Corp. 144A sr. unsec. notes 5.75%, 7/15/25 (Luxembourg)			105,000	106,050

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			55,000	53,488

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			302,000	322,763

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			220,000	247,225

				11,378,013
Capital goods (2.3%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24			365,000	375,950

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19			218,000	239,255

ARD Finance SA sr. notes 6.625%, 9/15/23 (Luxembourg)(PIK)		EUR	100,000	121,947

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)			$280,000	305,900

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			185,000	192,863

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24			255,000	263,925

Berry Plastics Corp. company guaranty notes 6.00%, 10/15/22			70,000	74,638

Berry Plastics Corp. company guaranty notes 5.50%, 5/15/22			105,000	109,331

Berry Plastics Corp. company guaranty unsub. notes 5.125%, 7/15/23			67,000	69,764

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			231,000	256,410

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			235,000	259,088

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			143,000	165,523

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			424,000	424,000

Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 8.00%, 5/15/22			195,000	198,656

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			218,000	228,900

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24			337,000	390,920

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			270,000	269,325

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22			165,000	171,600

Novafives SAS sr. sub. notes Ser. REGS, 4.50%, 6/30/21 (France)		EUR	100,000	115,679

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			$95,000	99,750

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22			402,000	417,075

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24			144,000	154,471

Tennant Co. 144A company guaranty sr. unsec. notes 5.625%, 5/1/25			30,000	31,350

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			215,000	221,988

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26			17,000	17,191

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23 (United Kingdom)			410,000	433,575

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25			55,000	55,963

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24			175,000	180,688

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.75%, 4/29/25			235,000	247,925

				6,093,650
Communication services (4.4%)

Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)			200,000	211,750

Altice Financing SA 144A company guaranty sr. unsub. notes 7.50%, 5/15/26 (Luxembourg)			200,000	222,000

Altice SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)			280,000	297,150

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20			150,000	167,063

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22			198,000	203,940

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			276,000	292,905

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			249,000	265,496

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			49,000	52,430

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			360,000	378,000

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23			152,000	163,686

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20			40,000	42,312

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			245,000	249,288

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			210,000	213,870

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			261,000	278,618

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			365,000	372,337

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			120,000	132,900

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23			340,000	394,400

Digicel Group, Ltd. 144A sr. unsec. notes 8.25%, 9/30/20 (Jamaica)			200,000	186,980

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			615,000	578,100

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			132,000	140,840

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			76,000	70,490

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			200,000	191,250

Frontier Communications Corp. sr. unsec. unsub. notes 7.625%, 4/15/24			45,000	37,069

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)			27,000	24,908

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)			6,000	6,465

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)(FWC)			208,000	207,740

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)			49,000	26,950

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8.125%, 6/1/23 (Luxembourg)			216,000	113,940

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			40,000	42,400

SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)			200,000	217,000

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)			600,000	627,000

SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)			200,000	211,500

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20			105,000	115,500

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18			99,000	107,446

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			883,000	1,015,450

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			290,000	322,263

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23			492,000	519,675

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			345,000	373,031

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23			156,000	165,115

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27			80,000	85,800

T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22			45,000	46,832

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22			190,000	199,500

Telenet Finance V Luxembourg SCA 144A sr. notes 6.75%, 8/15/24 (Luxembourg)		EUR	295,000	368,022

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. bonds Ser. REGS, 6.25%, 1/15/29 (Germany)		EUR	321,000	415,195

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)			$75,000	77,063

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			363,000	385,688

Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)		GBP	115,000	154,015

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22			$286,000	287,788

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10.25%, 7/15/19			87,000	89,610

Wind Acquisition Finance SA 144A company guaranty sr. notes 4.00%, 7/15/20 (Luxembourg)		EUR	125,000	144,375

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			$290,000	239,431

				11,732,576
Consumer cyclicals (5.2%)

ADT Corp. (The) company guaranty sr. unsub. notes 4.125%, 6/15/23			54,000	53,528

Alpine Finance Merger Sub, LLC 144A sr. unsec. notes 6.875%, 8/1/25			35,000	35,613

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			68,000	71,060

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			155,000	161,200

AMC Entertainment Holdings, Inc. 144A company guaranty sr. unsec. sub. bonds 6.125%, 5/15/27			57,000	60,153

AMC Entertainment Holdings, Inc. 144A sr. unsec. sub. bonds 5.875%, 11/15/26			57,000	59,423

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			164,000	173,430

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			245,000	253,575

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21			98,000	39,445

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			150,000	160,500

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)			235,000	242,638

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			120,000	124,800

Caesars Growth Properties Holdings, LLC/Caesars Growth Properties Finance, Inc. company guaranty notes 9.375%, 5/1/22			165,000	179,025

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6.25%, 12/15/21			41,000	45,920

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			85,000	92,119

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			50,000	51,500

CCM Merger, Inc. 144A sr. unsec. notes 6.00%, 3/15/22			55,000	56,375

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			72,000	74,160

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			25,000	25,539

Cirsa Funding Luxembourg SA company guaranty sr. unsec. notes Ser. REGS, 5.875%, 5/15/23 (Luxembourg)		EUR	100,000	119,926

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			$84,000	83,475

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			127,000	130,518

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23			235,000	248,513

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			95,000	100,700

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			230,000	248,688

EMI Music Publishing Group North America Holdings, Inc. 144A sr. unsec. notes 7.625%, 6/15/24			145,000	161,313

EW Scripps Co. (The) 144A company guaranty sr. unsec. notes 5.125%, 5/15/25			95,000	97,850

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25			155,000	162,814

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20			175,000	186,594

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			70,000	76,460

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26			150,000	153,000

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	260,000	207,511

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)			$175,000	182,875

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			145,000	147,175

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. 144A sr. unsec. bonds 4.875%, 4/1/27			170,000	177,863

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25			225,000	230,063

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19			288,000	226,080

IHO Verwaltungs GmbH 144A sr. notes 4.75%, 9/15/26 (Germany)(PIK)			200,000	202,250

Isle of Capri Casinos, Inc. 144A sr. unsec. unsub. notes 6.00%, 4/1/25			45,000	47,700

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22			343,000	376,443

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			330,000	344,850

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24			55,000	59,675

JC Penney Corp., Inc. company guaranty sr. unsec. unsub. notes 5.65%, 6/1/20			14,000	13,773

JC Penney Corp., Inc. 144A company guaranty sr. notes 5.875%, 7/1/23			50,000	49,625

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)			174,000	171,390

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.875%, 2/1/22			55,000	56,788

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.375%, 1/15/24			140,000	146,300

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22			89,000	94,563

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24			159,000	166,553

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			75,000	76,125

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23			210,000	219,450

Matalan Finance PLC sub. notes Ser. REGS, 6.875%, 6/1/19 (United Kingdom)		GPB	100,000	121,714

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)			$40,000	40,850

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 11/15/20 (Canada)			234,000	240,388

MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20			175,000	193,883

MGM Resorts International company guaranty sr. unsec. notes 5.25%, 3/31/20			28,000	29,645

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21			147,000	164,640

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21			476,000	480,760

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			169,000	81,120

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			95,000	52,488

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			155,000	156,938

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)			85,000	87,125

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)			90,000	93,150

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			110,000	114,125

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			135,000	141,413

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			94,000	98,348

Owens Corning company guaranty sr. unsec. notes 4.20%, 12/1/24			129,000	134,568

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27			110,000	112,063

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			192,000	198,240

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			107,000	106,465

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			124,000	124,775

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23			60,000	53,400

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26			180,000	191,700

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 2/1/25			180,000	185,400

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23			134,000	139,360

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			263,000	265,630

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			155,000	161,588

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			530,000	581,013

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6.25%, 9/1/20			50,000	49,563

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			241,000	256,665

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			360,000	369,450

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			117,000	124,313

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27			115,000	115,719

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27			225,000	231,750

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24			245,000	246,499

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			105,000	112,623

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22			10,000	10,500

Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25			49,000	52,430

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			244,000	257,115

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25			125,000	121,875

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			54,000	54,270

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			152,000	159,220

Univision Communications, Inc. 144A company guaranty sr. notes 5.125%, 5/15/23			220,000	222,130

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25			95,000	94,169

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23			123,000	126,075

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			101,000	99,611

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27			125,000	128,047

				14,109,719
Consumer staples (1.5%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6.00%, 4/1/22 (Canada)			123,000	127,459

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			125,000	127,656

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)			125,000	124,211

Ashtead Capital, Inc. 144A company guaranty notes 6.50%, 7/15/22			455,000	471,494

Ashtead Capital, Inc. 144A company guaranty notes 5.625%, 10/1/24			200,000	215,500

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24			319,000	331,760

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25			105,000	108,675

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			105,000	109,463

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			482,000	509,113

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			145,000	152,613

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23			120,000	100,650

High Ridge Brands Co. 144A company guaranty sr. unsec. notes 8.875%, 3/15/25			138,000	137,483

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			130,000	136,825

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			130,000	135,525

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27			80,000	81,700

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			157,000	162,691

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24			37,000	38,110

Landry's, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			95,000	97,256

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25			86,000	86,215

Pizzaexpress Financing 2 PLC company guaranty sr. notes Ser. REGS, 6.625%, 8/1/21 (United Kingdom)		GBP	100,000	129,421

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 12/15/21			$100,000	103,000

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24			132,000	114,840

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21			240,000	220,800

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			265,000	260,197

				4,082,657
Energy (7.7%)

Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 144A sr. unsec. notes 7.50%, 5/1/25			80,000	84,100

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 144A company guaranty sr. unsec. notes 7.875%, 12/15/24			445,000	448,338

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			43,000	43,538

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			192,000	193,920

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22			84,000	84,000

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)			12,000	10,575

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20			93,000	62,310

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			225,000	142,313

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25			334,000	356,128

Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr. bonds 5.125%, 6/30/27			125,000	128,125

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23			26,000	23,400

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			116,000	122,670

Chesapeake Energy Corp. 144A company guaranty sr. unsec. bonds 8.00%, 6/15/27			54,000	53,055

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25			122,000	120,780

Concho Resources, Inc. company guaranty sr. unsec. notes 5.50%, 4/1/23			255,000	262,650

Concho Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/25			126,000	128,520

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			498,000	455,979

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23			84,000	80,220

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25			98,000	98,000

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			35,000	21,000

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			162,000	154,305

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/31/25			232,000	235,480

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/24			65,000	64,675

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 8.125%, 9/15/23			183,000	193,294

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			279,000	219,015

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25			90,000	67,050

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24			45,000	44,888

FTS International, Inc. company guaranty sr. notes 6.25%, 5/1/22			54,000	43,740

FTS International, Inc. 144A company guaranty sr. sub. FRN 8.746%, 6/15/20			40,000	40,100

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9.25%, 4/23/19 (Russia)			647,000	718,807

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			182,000	189,735

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22			56,000	56,560

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes 5.625%, 1/15/22			140,000	135,800

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			60,000	46,650

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)			88,000	67,980

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)			50,000	45,500

Murray Energy Corp. 144A notes 11.25%, 4/15/21			113,000	85,315

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			221,000	232,603

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			144,000	149,040

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24			156,000	123,435

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			86,000	83,205

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			201,000	194,970

Parsley Energy LLC/Parsley Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 1/15/25			55,000	55,413

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)			925,000	987,620

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)			200,000	207,121

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)			3,320,000	3,512,560

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)			428,000	492,200

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.375%, 5/23/21 (Brazil)			151,000	169,026

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			741,000	753,041

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)			180,000	185,625

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.375%, 1/27/21 (Brazil)			625,000	635,438

Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela)			727,000	268,990

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)			3,054,000	1,095,623

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 8.00%, 5/3/19 (Mexico)			1,535,000	1,678,906

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			2,171,000	2,110,277

Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%, 11/15/24 (Canada)			6,000	5,235

Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.75%, 12/15/23 (Canada)			60,000	59,700

Range Resources Corp. 144A company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			270,000	275,400

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			84,000	79,800

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22			26,000	25,025

Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24			175,000	194,865

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27			53,000	56,417

SemGroup Corp. 144A company guaranty sr. unsec. notes 6.375%, 3/15/25			165,000	159,638

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)			122,000	127,490

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)			20,000	2

Shelf Drilling Holdings, Ltd. 144A company guaranty notes 9.50%, 11/2/20			120,000	116,400

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			211,000	205,198

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			72,000	63,720

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23			28,000	26,740

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			128,000	121,600

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. bonds 5.375%, 2/1/27			95,000	98,325

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 5.125%, 2/1/25			45,000	46,350

Tesoro Logistics LP/Tesoro Logistics Finance Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25			67,000	70,350

Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23			33,000	33,000

Weatherford International, Ltd. 144A company guaranty sr. unsec. sub. notes 9.875%, 2/15/24			60,000	62,700

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			48,000	52,080

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20			199,000	208,950

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			449,000	444,510

				20,797,103
Financials (3.8%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			336,000	339,360

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23			91,000	96,688

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			489,000	514,673

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25			158,000	149,705

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			75,000	81,673

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			160,000	172,400

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			130,000	140,075

CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19			56,000	58,800

CNG Holdings, Inc./OH 144A sr. notes 9.375%, 5/15/20			54,000	47,790

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			294,000	311,346

Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)			200,000	241,290

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			149,000	152,725

DFC Finance Corp. 144A company guaranty sr. notes 10.50%, 6/15/20			125,000	73,750

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			160,000	165,800

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)			68,000	68,170

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			205,000	213,713

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24			95,000	99,047

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22			95,000	99,038

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20			23,000	23,676

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			215,000	220,106

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)			4,000	3,595

International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22			15,000	16,950

Intesa Sanpaolo SpA 144A unsec. sub. notes 5.017%, 6/26/24 (Italy)			200,000	202,831

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)			60,000	61,500

iStar, Inc. sr. unsec. notes 5.00%, 7/1/19(R)			55,000	55,550

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25			155,000	161,200

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7.875%, 10/1/20			80,000	82,200

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			213,000	217,793

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19			77,000	80,850

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			92,000	96,715

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25			170,000	174,250

Royal Bank of Scotland Group PLC unsec. sub. bonds 5.125%, 5/28/24 (United Kingdom)			100,000	105,047

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. unsub. notes 7.75%, 5/29/18 (Russia)			2,750,000	2,871,319

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6.125%, 2/7/22 (Russia)			325,000	353,438

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20			60,000	67,350

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19			55,000	57,206

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20			239,000	246,170

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5.25%, 4/15/21			326,000	334,150

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24			70,000	73,150

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25			135,000	138,038

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			70,000	66,500

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			156,000	164,580

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25			140,000	142,450

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)			829,000	858,998

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)			200,000	216,000

Werner FinCo LP/Werner FinCo, Inc. 144A company guarany sr. unsec. notes 8.75%, 7/15/25			160,000	161,200

				10,278,855
Health care (2.2%)

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23			142,000	136,498

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			175,000	189,207

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25			42,000	43,155

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			130,000	135,688

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23			75,000	77,426

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			303,000	264,746

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 11/15/19			21,000	21,105

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 7.125%, 7/15/20			53,000	51,609

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)			274,000	41,100

Concordia International Corp. 144A sr. notes 9.00%, 4/1/22 (Canada)			30,000	22,650

Eagle Holding Co II, LLC 144A sr. unsec. unsub. notes 7.625%, 5/15/22(PIK)			55,000	56,581

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			400,000	336,000

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			165,000	137,775

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22			158,000	164,715

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			113,000	121,871

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			398,000	434,318

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			55,000	63,319

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			160,000	168,600

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21			134,000	150,750

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			143,000	125,483

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			120,000	127,050

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25			30,000	30,225

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22			240,000	229,200

Patheon Holdings I BV 144A sr. unsec. sub. notes 7.50%, 2/1/22 (Netherlands)			208,000	221,000

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22			249,000	256,470

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24			498,000	525,963

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			96,000	98,880

Tenet Healthcare Corp. company guaranty sr. FRN 4.746%, 6/15/20			170,000	171,700

Tenet Healthcare Corp. company guaranty sr. notes 6.25%, 11/1/18			355,000	374,525

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			231,000	247,459

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			214,000	181,098

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			202,000	173,215

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21			35,000	31,588

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23			85,000	72,143

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20			149,000	143,971

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24			160,000	168,200

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22			55,000	57,681

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25			75,000	78,563

				5,931,527
Technology (1.6%)

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19 (In default)(NON)			520,000	417,300

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			901,000	990,430

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			195,000	211,608

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			200,000	213,500

First Data Corp. 144A notes 5.75%, 1/15/24			190,000	197,363

First Data Corp. 144A sr. notes 5.375%, 8/15/23			165,000	172,425

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			193,000	205,545

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			324,000	333,720

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			228,000	235,980

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20			57,000	58,853

Iron Mountain, Inc. company guaranty sr. unsec. notes 6.00%, 8/15/23(R)			185,000	196,563

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 2/15/22			185,000	193,556

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24			233,000	267,659

Techem Energy Metering Service GmbH & Co. KG 144A company guaranty sr. unsec. sub. notes 7.875%, 10/1/20 (Germany)		EUR	200,000	236,873

Trionista TopCo GmbH 144A company guaranty sr. unsec. sub. notes 6.875%, 4/30/21 (Germany)		EUR	265,000	313,890

				4,245,265
Transportation (0.2%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			$205,000	194,238

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			291,000	303,368

				497,606
Utilities and power (1.1%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			665,000	696,588

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			70,000	71,313

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21			135,000	154,575

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			393,000	368,438

Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22			45,000	46,463

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			35,000	36,050

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22			243,000	239,963

Dynegy, Inc. company guaranty sr. unsec. notes 6.75%, 11/1/19			131,000	135,094

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			146,000	141,620

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			90,000	95,400

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (In default)(NON)			142,000	84,490

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26			122,000	125,965

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27			176,000	176,220

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7.875%, 5/15/21			138,000	142,485

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22			85,000	91,163

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22			199,000	202,483

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20			90,000	225

				2,808,535

Total corporate bonds and notes (cost $90,778,215)				$91,955,506

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (9.1%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)			$750,000	$777,000

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.875%, 1/22/21 (Brazil)			420,000	440,475

Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 4/7/26 (Brazil)			1,500,000	1,618,500

Brazil (Federal Republic of) unsec. notes Ser. NTNF, 10.00%, 1/1/23 (Brazil) (Units)		BRL	3,000	896,180

Buenos Aires (Province of) unsec. FRN 24.08%, 5/31/22 (Argentina)		ARS	7,745,000	476,433

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)			$1,515,000	1,564,238

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)			1,399,000	1,594,860

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)			2,291,000	2,575,093

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 6.50%, 2/15/23 (Argentina)			180,000	183,780

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)			1,067,000	1,121,278

Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)			725,000	748,563

Egypt (Arab Republic of) 144A sr. unsec. notes 6.125%, 1/31/22 (Egypt)			550,000	560,750

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)		EUR	351,000	338,588

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/24 (Greece)(STP)		EUR	5,003,761	5,227,093

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)		EUR	2,802,822	2,968,288

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)			$200,000	215,000

Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)			650,000	677,833

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)			560,000	562,800

Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)			200,000	211,000

Russia (Federation of) 144A sr. unsec. unsub. bonds 12.75%, 6/24/28 (Russia)			750,000	1,309,688

Turkey (Republic of) unsec. notes 11.00%, 3/2/22 (Turkey)		TRY	1,262,000	365,316

Ukraine (Government of) 144A unsec. notes 7.75%, 9/1/27 (Ukraine)			$168,000	162,725

Total foreign government and agency bonds and notes (cost $23,741,227)				$24,595,481

SENIOR LOANS (2.0%)(a)(c)
			Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, 5.168%, 7/2/22			$211,301	$164,991

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, 4.295%, 4/28/22			49,620	48,640

ASP AMC Merger Sub, Inc. bank term loan FRN Ser. B, 4.573%, 4/13/24			83,592	82,687

Asurion, LLC bank term loan FRN 8.545%, 3/3/21			194,000	194,808

Avaya, Inc. bank term loan FRN Ser. B6, 6.667%, 3/31/18 (In default)(NON)			136,799	108,641

Avaya, Inc. bank term loan FRN Ser. B7, 6.417%, 5/29/20 (In default)(NON)			219,132	176,036

BWAY Corp. bank term loan FRN Ser. B, 4.326%, 4/3/24			65,000	64,907

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.75%, 3/1/18 (In default)(NON)			501,414	597,309

Caesars Growth Properties Holdings, LLC bank term loan FRN Ser. L, 4.045%, 5/8/21			390,799	392,265

Capital Automotive LP bank term loan FRN 7.03%, 3/24/25			54,000	54,630

Casella Waste Systems, Inc. bank term loan FRN Ser. B, 3.959%, 10/17/23			437,800	439,168

CCC Information Services, Inc. bank term loan FRN 7.791%, 3/30/25			64,000	65,480

Chesapeake Energy Corp. bank term loan FRN 8.686%, 8/23/21			280,000	297,850

CPG International, Inc. bank term loan FRN 4.897%, 5/3/24			36,369	36,294

Forterra Finance, LLC bank term loan FRN 4.045%, 10/25/23			99,250	93,494

FTS International, Inc. bank term loan FRN Ser. B, 5.795%, 4/16/21			175,000	140,729

Gates Global, LLC/Gates Global Co. bank term loan FRN Ser. B, 4.408%, 3/31/24			81,984	82,018

Getty Images, Inc. bank term loan FRN Ser. B, 4.75%, 10/18/19			259,708	238,931

iHeartCommunications, Inc. bank term loan FRN Ser. D, 7.795%, 1/30/19			323,000	262,599

Kronos, Inc./MA bank term loan FRN 9.42%, 11/1/24			95,000	98,226

Kronos, Inc./MA bank term loan FRN Ser. B, 4.68%, 11/1/23			157,605	158,559

MEG Energy Corp. bank term loan FRN 4.696%, 12/31/23			66,000	64,103

Navistar, Inc. bank term loan FRN Ser. B, 5.09%, 8/7/20			162,525	164,082

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4.339%, 10/25/20			187,465	140,364

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4.783%, 6/30/21			77,800	77,341

Patheon Holdings I BV bank term loan FRN Ser. B, 4.406%, 4/20/24			116,700	116,822

PetSmart, Inc. bank term loan FRN Ser. B, 4.22%, 3/10/22			55,000	50,944

Rackspace Hosting, Inc. bank term loan FRN Ser. B, 4.172%, 11/3/23			57,855	57,797

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4.544%, 9/7/23			183,613	170,683

Reynolds Group Holdings, Inc. bank term loan FRN 4.045%, 2/5/23			143,914	144,171

Solenis International LP bank term loan FRN 7.952%, 7/31/22			38,000	37,810

Solenis International LP bank term loan FRN 4.452%, 7/31/21			172,566	172,836

Talbots, Inc. (The) bank term loan FRN 9.545%, 3/19/21			66,961	57,252

Talbots, Inc. (The) bank term loan FRN 5.545%, 3/19/20			105,449	98,595

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. BF1, 5.83%, 4/1/22			103,570	104,928

Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, 5.06%, 11/30/23			72,575	72,848

Yonkers Racing Corp. bank term loan FRN 4.30%, 5/31/24			145,000	144,819

Total senior loans (cost $5,635,221)				$5,473,657

PURCHASED SWAP OPTIONS OUTSTANDING (1.0%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(2.214)/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.214		$30,816,250	$27,735

1.495/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495		36,979,500	14,422

(1.495)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495		36,979,500	370

Barclays Bank PLC

(1.0625)/3 month GBP-LIBOR-BBA/Jul-27	Jul-17/1.0625	GBP	4,225,300	151,229

(0.51)/3 month GBP-LIBOR-BBA/Sep-18	Sep-17/0.51	GBP	30,000,000	30,477

Citibank, N.A.

(2.124)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.124		$18,489,750	259,966

(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518		2,711,800	247,886

2.25/3 month USD-LIBOR-BBA/Sep-27	Sep-17/2.25		24,653,000	205,113

(2.506)/3 month USD-LIBOR-BBA/Jul-47	Jul-17/2.506		10,009,000	152,938

(2.57)/3 month USD-LIBOR-BBA/Nov-22	Nov-17/2.57		12,326,600	123,266

(1.975)/3 month USD-LIBOR-BBA/Nov-22	Nov-17/1.975		12,326,600	113,528

(1.896)/3 month USD-LIBOR-BBA/Dec-22	Dec-17/1.896		7,914,000	95,443

(2.488)/3 month USD-LIBOR-BBA/Jul-47	Jul-17/2.488		5,004,500	88,430

2.57/3 month USD-LIBOR-BBA/Nov-22	Nov-17/2.57		12,326,600	82,218

1.975/3 month USD-LIBOR-BBA/Nov-22	Nov-17/1.975		12,326,600	78,767

1.6125/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.6125		49,306,000	62,126

1.896/3 month USD-LIBOR-BBA/Dec-22	Dec-17/1.896		7,914,000	40,361

2.34/3 month USD-LIBOR-BBA/Jul-47	Jul-17/2.34		10,009,000	13,212

2.326/3 month USD-LIBOR-BBA/Jul-47	Jul-17/2.326		5,004,500	5,405

1.9275/3 month USD-LIBOR-BBA/Jul-27	Jul-17/1.9275		18,489,750	2,958

2.08475/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.08475		12,326,500	863

(2.491)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.491		12,326,500	247

Credit Suisse International

2.3724/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.3724		6,209,900	77,624

(2.325)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.325		18,489,750	69,337

2.8472/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.8472		6,209,900	54,212

2.06375/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.06375		54,603,700	28,394

1.446/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.446		36,979,500	5,177

(2.7225)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.7225		36,979,500	1,109

Goldman Sachs International

(1.095)/3 month GBP-LIBOR-BBA/Jul-27	Jul-17/1.095	GBP	4,225,300	135,710

2.525/3 month USD-LIBOR-BBA/Aug-37	Aug-17/2.525		$6,163,300	95,470

(1.83)/3 month USD-LIBOR-BBA/Sep-22	Sep-17/1.83		7,495,000	71,427

1.884/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.884		36,979,500	40,308

(2.234)/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.234		30,816,250	24,345

1.83/3 month USD-LIBOR-BBA/Sep-22	Sep-17/1.83		7,495,000	15,515

(-0.108)/6 month EUR-EURIBOR-Reuters/Aug-19	Aug-17/-0.108	EUR	21,126,500	13,995

-0.108/6 month EUR-EURIBOR-Reuters/Aug-19	Aug-17/-0.108	EUR	21,126,500	12,789

1.44/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.44		$36,979,500	4,438

JPMorgan Chase Bank N.A.

(2.81025)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.81025		24,653,000	37,473

1.999/3 month USD-LIBOR-BBA/Jul-27	Jul-17/1.999		12,326,500	1,356

Royal Bank of Scotland PLC (The)

(0.5715)/3 month GBP-LIBOR-BBA/Aug-19	Aug-17/0.5715	GBP	21,126,500	91,904

(0.561)/3 month GBP-LIBOR-BBA/Aug-19	Aug-17/0.561	GBP	10,563,250	48,566

0.5715/3 month GBP-LIBOR-BBA/Aug-19	Aug-17/0.5715	GBP	21,126,500	5,228

0.561/3 month GBP-LIBOR-BBA/Aug-19	Aug-17/0.561	GBP	10,563,250	2,339

Total purchased swap options outstanding (cost $2,890,179)				$2,633,676

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Call)	Aug-17/$96.53		$15,000,000	$63,015

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Aug-17/100.42		$61,000,000	156,587

USD/CNH (Put)	Oct-17/CNH 6.70		13,471,550	25,744

USD/CNH (Put)	Oct-17/CNH 6.70		13,471,550	24,410

USD/JPY (Put)	Nov-17/JPY 107.00		8,079,900	57,076

Total purchased options outstanding (cost $651,852)				$326,832

COMMON STOCKS (0.1%)(a)
			Shares	Value

CHC Group, LLC (acquired 3/23/17, cost $10,107) (Cayman Islands)(RES)(NON)			697	$4,879

Halcon Resources Corp.(NON)			11,307	51,334

Milagro Oil & Gas, Inc. (Units)(F)(NON)			73	5,913

SandRidge Energy, Inc.(NON)			3,589	61,767

Tervita Corp. Class A (Canada)(NON)			191	1,362

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)(F)(NON)			9,820	10,311

Triangle USA Petroleum Corp.(F)(NON)			537	7,389

Tribune Media Co. Class 1C(F)(NON)			40,066	10,017

Total common stocks (cost $260,807)				$152,972

CONVERTIBLE BONDS AND NOTES (0.0%)(a)
			Principal amount	Value

CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $24,845) (Cayman Islands)(RES)			$35,887	$54,907

Total convertible bonds and notes (cost $25,629)				$54,907

CONVERTIBLE PREFERRED STOCKS (0.0%)(a)
			Shares	Value

Triangle USA Petroleum Corp. 6.75% cv. pfd.(F)(NON)			13	$13,000

Total convertible preferred stocks (cost $13,000)				$13,000

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	3,071	$1,904

Total warrants (cost $—)				$1,904

SHORT-TERM INVESTMENTS (8.8%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 1.07%(AFF)		Shares	13,713,405	$13,713,405

U.S. Treasury Bills 0.895%, 8/17/17(SEGSF)(SEGCCS)			$140,000	139,842

U.S. Treasury Bills 0.871%, 8/10/17(SEGSF)(SEGCCS)			1,500,000	1,498,620

U.S. Treasury Bills 0.837%, 7/20/17(SEGSF)(SEGCCS)			580,000	579,786

U.S. Treasury Bills 0.773%, 7/13/17(SEG)(SEGSF)(SEGCCS)			6,676,000	6,674,565

U.S. Treasury Bills 0.831%, 7/6/17(SEGSF)(SEGCCS)			943,000	942,941

Total short-term investments (cost $23,548,764)				$23,549,159

TOTAL INVESTMENTS

Total investments (cost $406,780,415)(b)				$407,881,747

FORWARD CURRENCY CONTRACTS at 6/30/17 (aggregate face value $138,608,028) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/19/17	$3,043,255	$2,996,142	$47,113
	Brazilian Real	Buy	7/3/17	2,599,384	2,708,804	(109,420)
	Brazilian Real	Sell	7/3/17	2,599,384	2,617,915	18,531
	Canadian Dollar	Buy	7/19/17	144,009	138,627	5,382
	Chilean Peso	Buy	7/19/17	2,693,460	2,690,429	3,031
	Chilean Peso	Sell	7/19/17	2,693,460	2,730,333	36,873
	Euro	Buy	9/20/17	1,870,691	1,839,740	30,951
	Indian Rupee	Buy	8/16/17	1,416,180	1,418,713	(2,533)
	Japanese Yen	Buy	8/16/17	39,079	39,245	(166)
	Mexican Peso	Buy	7/19/17	5,921	20,944	(15,023)
	New Zealand Dollar	Buy	7/19/17	906,325	940,675	(34,350)
	Norwegian Krone	Sell	9/20/17	4,176,118	4,116,803	(59,315)
	Singapore Dollar	Sell	8/16/17	46,807	33,395	(13,412)
	Swedish Krona	Buy	9/20/17	1,469,217	1,429,208	40,009
Barclays Bank PLC
	Australian Dollar	Buy	7/19/17	1,557,514	1,544,051	13,463
	British Pound	Sell	9/20/17	172,981	169,558	(3,423)
	Canadian Dollar	Buy	7/19/17	2,802,974	2,713,434	89,540
	Canadian Dollar	Sell	7/19/17	2,802,974	2,735,708	(67,266)
	Euro	Buy	9/20/17	2,024,470	2,008,656	15,814
	Japanese Yen	Sell	8/16/17	1,127,003	1,131,972	4,969
	New Zealand Dollar	Sell	7/19/17	137,513	150,951	13,438
	Swedish Krona	Buy	9/20/17	109,820	106,420	3,400
	Swiss Franc	Buy	9/20/17	118,840	105,209	13,631
Citibank, N.A.
	Australian Dollar	Sell	7/19/17	188,887	148,071	(40,816)
	Brazilian Real	Buy	7/3/17	1,302,303	1,315,820	(13,517)
	Brazilian Real	Sell	7/3/17	1,302,303	1,259,127	(43,176)
	Brazilian Real	Sell	10/3/17	857,653	852,015	(5,638)
	Canadian Dollar	Buy	7/19/17	1,313,130	1,278,152	34,978
	Euro	Sell	9/20/17	247,697	239,927	(7,770)
	Japanese Yen	Sell	8/16/17	1,292,492	1,297,226	4,734
	Mexican Peso	Buy	7/19/17	262,722	271,050	(8,328)
	New Taiwan Dollar	Buy	8/16/17	11,261	13,264	(2,003)
	New Zealand Dollar	Sell	7/19/17	3,759,005	3,608,404	(150,601)
	Norwegian Krone	Buy	9/20/17	1,363,925	1,357,112	6,813
	South African Rand	Buy	7/19/17	53,729	112,663	(58,934)
	Swedish Krona	Sell	9/20/17	1,217,437	1,181,290	(36,147)
Credit Suisse International
	Australian Dollar	Buy	7/19/17	1,348,186	1,340,630	7,556
	Canadian Dollar	Buy	7/19/17	1,396,203	1,343,496	52,707
	Canadian Dollar	Sell	7/19/17	1,364,655	1,354,628	(10,027)
	Euro	Buy	9/20/17	509,615	501,092	8,523
	Japanese Yen	Sell	8/16/17	1,359,744	1,359,208	(536)
	New Zealand Dollar	Sell	7/19/17	643,461	633,409	(10,052)
	Norwegian Krone	Sell	9/20/17	64,538	63,591	(947)
	Swedish Krona	Sell	9/20/17	1,271,036	1,237,014	(34,022)
Goldman Sachs International
	Australian Dollar	Sell	7/19/17	1,321,828	1,303,336	(18,492)
	British Pound	Sell	9/20/17	2,872	2,838	(34)
	Canadian Dollar	Buy	7/19/17	503,145	488,528	14,617
	Euro	Buy	9/20/17	4,124,626	4,080,713	43,913
	Euro	Sell	9/20/17	4,124,856	4,046,573	(78,283)
	Indian Rupee	Buy	8/16/17	1,438,270	1,446,192	(7,922)
	Japanese Yen	Sell	8/16/17	1,521,272	1,528,223	6,951
	New Zealand Dollar	Sell	7/19/17	610,053	595,421	(14,632)
	Norwegian Krone	Sell	9/20/17	3,228,292	3,181,289	(47,003)
	South African Rand	Buy	7/19/17	90,309	95,859	(5,550)
	Swedish Krona	Buy	9/20/17	1,968,677	1,909,178	59,499
	Swiss Franc	Buy	9/20/17	36,679	23,758	12,921
HSBC Bank USA, National Association
	British Pound	Sell	9/20/17	1,067,654	1,054,823	(12,831)
	Canadian Dollar	Buy	7/19/17	1,366,430	1,346,650	19,780
	Euro	Buy	9/20/17	485,190	462,416	22,774
	New Zealand Dollar	Buy	7/19/17	2,738,611	2,675,387	63,224
	Singapore Dollar	Sell	8/16/17	1,354,498	1,341,989	(12,509)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/19/17	1,388,300	1,371,074	17,226
	Brazilian Real	Buy	7/3/17	1,117	1,107	10
	Brazilian Real	Sell	7/3/17	1,117	1,170	53
	British Pound	Sell	9/20/17	1,461,920	1,463,766	1,846
	Canadian Dollar	Buy	7/19/17	85,233	63,304	21,929
	Czech Koruna	Buy	7/19/17	1,504,500	1,384,371	120,129
	Czech Koruna	Sell	7/19/17	1,504,500	1,364,311	(140,189)
	Euro	Buy	7/19/17	1,454,085	1,360,325	93,760
	Euro	Sell	7/19/17	1,454,085	1,373,037	(81,048)
	Euro	Buy	9/20/17	1,697,877	1,700,977	(3,100)
	Japanese Yen	Buy	8/16/17	482,450	484,620	(2,170)
	Mexican Peso	Buy	7/19/17	3,563	14,905	(11,342)
	New Zealand Dollar	Sell	7/19/17	446,020	448,730	2,710
	Norwegian Krone	Sell	9/20/17	1,379,196	1,348,795	(30,401)
	Swedish Krona	Buy	9/20/17	182,922	136,691	46,231
	Swiss Franc	Buy	9/20/17	49,360	48,706	654
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	7/19/17	2,708,667	2,669,040	39,627
	Canadian Dollar	Buy	7/19/17	701,457	680,209	21,248
	Czech Koruna	Buy	7/19/17	1,504,500	1,383,806	120,694
	Czech Koruna	Sell	7/19/17	1,504,500	1,365,677	(138,823)
	Euro	Buy	7/19/17	3,543,691	3,415,046	128,645
	Euro	Sell	7/19/17	1,453,856	1,369,959	(83,897)
	Japanese Yen	Sell	8/16/17	1,339,459	1,345,436	5,977
	New Zealand Dollar	Buy	7/19/17	685,513	719,353	(33,840)
	Norwegian Krone	Sell	9/20/17	2,096,076	2,065,994	(30,082)
	Swedish Krona	Buy	9/20/17	1,403,733	1,345,769	57,964
	Swedish Krona	Sell	9/20/17	1,388,879	1,355,202	(33,677)
	Turkish Lira	Sell	9/20/17	314,089	309,335	(4,754)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/19/17	395,987	398,046	(2,059)
	British Pound	Sell	9/20/17	1,416,227	1,373,122	(43,105)
	Canadian Dollar	Buy	7/19/17	41,421	29,795	11,626
	Euro	Buy	9/20/17	14,219	18,233	(4,014)
	Japanese Yen	Buy	8/16/17	526,704	529,023	(2,319)
	New Zealand Dollar	Buy	7/19/17	785,370	813,264	(27,894)
	Norwegian Krone	Sell	9/20/17	1,355,540	1,338,276	(17,264)
	Singapore Dollar	Sell	8/16/17	48,043	26,466	(21,577)
	Swedish Krona	Buy	9/20/17	4,308,669	4,167,345	141,324
UBS AG
	Australian Dollar	Sell	7/19/17	2,062,547	1,978,120	(84,427)
	British Pound	Sell	9/20/17	2,992,903	2,957,508	(35,395)
	Canadian Dollar	Buy	7/19/17	1,398,363	1,360,981	37,382
	Euro	Buy	9/20/17	1,370,136	1,351,798	18,338
	Japanese Yen	Sell	8/16/17	1,336,546	1,370,624	34,078
	New Zealand Dollar	Sell	7/19/17	1,273,075	1,218,288	(54,787)
	Norwegian Krone	Sell	9/20/17	1,412,748	1,392,657	(20,091)
	Swedish Krona	Buy	9/20/17	1,429,674	1,373,906	55,768
	Turkish Lira	Buy	9/20/17	42,145	41,549	596
WestPac Banking Corp.
	Australian Dollar	Sell	7/19/17	1,342,499	1,309,944	(32,555)
	Canadian Dollar	Buy	7/19/17	1,501,106	1,431,480	69,626
	Canadian Dollar	Sell	7/19/17	1,467,629	1,459,422	(8,207)
	Euro	Buy	9/20/17	25,458	25,642	(184)
	New Zealand Dollar	Sell	7/19/17	1,379,672	1,314,530	(65,142)

Total						$(194,445)

FUTURES CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-OAT 10 yr (Short)	17	$2,882,968	Sep-17	$21,599

Total				$21,599

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/17 (premiums $3,915,628) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.
2.082/3 month USD-LIBOR-BBA/Jul-20	Jul-17/2.082		$12,326,500	$12
(1.728)/3 month USD-LIBOR-BBA/Jul-20	Jul-17/1.728		12,326,500	4,314
2.404/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.404		61,632,500	12,943
2.18/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.18		12,326,500	111,678
Barclays Bank PLC

1.736/3 month USD-LIBOR-BBA/Sep-18	Sep-17/1.736		36,972,000	1,849
1.1625/3 month GBP-LIBOR-BBA/Jul-27	Jul-17/1.1625	GBP	4,225,300	101,370
1.1125/3 month GBP-LIBOR-BBA/Jul-27	Jul-17/1.1125	GBP	4,225,300	126,024
Citibank, N.A.

(1.891)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/1.891		12,326,500	123
(2.132)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.132		6,163,250	7,642
(2.152)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.152		12,326,500	19,353
2.291/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.291		12,326,500	29,337
2.4175/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.4175		18,489,750	31,987
(1.642)/3 month USD-LIBOR-BBA/Dec-19	Dec-17/1.642		24,653,000	38,705
(2.0625)/3 month USD-LIBOR-BBA/Aug-18	Aug-17/2.0625		49,306,000	53,744
1.642/3 month USD-LIBOR-BBA/Dec-19	Dec-17/1.642		24,653,000	85,792
2.132/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.132		6,163,250	87,518
(2.257)/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.257		12,326,600	155,192
2.152/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.152		12,326,500	156,670
2.257/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.257		12,326,600	230,754
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208		12,326,500	255,528
2.204/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.204		36,979,500	301,753
Credit Suisse International

(1.8225)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.8225		36,979,500	2,958
(2.15375)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.15375		27,301,800	43,683
2.465/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.465		55,469,250	47,704
(2.5816)/3 month USD-LIBOR-BBA/Aug-37	Aug-17/2.5816		6,209,900	128,980
Goldman Sachs International

(1.674)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.674		36,979,500	370
(1.9245)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.9245		36,979,500	1,849
(0.15875)/6 month EUR-EURIBOR-Reuters/Aug-22	Aug-17/0.15875	EUR	8,450,600	3,378
(1.779)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.779		36,979,500	9,984
2.419/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.419		61,632,500	11,710
0.36125/6 month EUR-EURIBOR-Reuters/Aug-22	Aug-17/0.36125	EUR	8,450,600	13,899
(1.563)/3 month USD-LIBOR-BBA/Sep-19	Sep-17/1.563		24,653,000	15,038
(2.805)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.805		6,163,300	43,575
(2.31)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.31		6,163,300	56,394
1.563/3 month USD-LIBOR-BBA/Sep-19	Sep-17/1.563		24,653,000	63,605
1.207/3 month GBP-LIBOR-BBA/Jul-27	Jul-17/1.207	GBP	4,225,300	81,778
1.151/3 month GBP-LIBOR-BBA/Jul-27	Jul-17/1.151	GBP	4,225,300	108,084
JPMorgan Chase Bank N.A.

(1.799)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/1.799		24,653,000	25
2.534/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.534		12,326,500	67,179
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00		6,568,000	230,951
Royal Bank of Scotland PLC (The)

(1.005)/3 month GBP-LIBOR-BBA/Aug-27	Aug-17/1.005	GBP	2,112,650	1,568
(1.0436)/3 month GBP-LIBOR-BBA/Aug-27	Aug-17/1.0436	GBP	4,225,300	4,238
1.267/3 month GBP-LIBOR-BBA/Aug-27	Aug-17/1.267	GBP	2,112,650	39,926
1.3056/3 month GBP-LIBOR-BBA/Aug-27	Aug-17/1.3056	GBP	4,225,300	66,534

Total				$2,855,698

WRITTEN OPTIONS OUTSTANDING at 6/30/17 (premiums $529,547) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Aug-17/$96.53	$15,000,000	$111,000
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Aug-17/100.42	61,000,000	580,232
USD/CNH (Put)	Oct-17/CNH 6.60	13,471,550	7,975
USD/CNH (Put)	Oct-17/CNH 6.60	13,471,550	7,207
USD/JPY (Put)	Nov-17/JPY 103.00	8,079,900	23,036

Total			$729,450

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.

2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	$3,698,000	$(396,795)	$11,760
(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	6,163,300	(123,266)	10,847
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	6,163,300	(240,985)	9,491
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	3,698,000	(130,355)	(888)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	6,163,300	(240,985)	(11,587)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	6,163,300	(123,266)	(16,641)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	3,698,000	(396,795)	(20,376)
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	3,698,000	(130,355)	(53,103)
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	3,698,000	334,114	106,502
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	6,163,300	236,979	29,091
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	3,698,000	334,114	21,374
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	6,163,300	236,979	(19,230)
Barclays Bank PLC

(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	6,163,300	(123,266)	10,539
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	3,698,000	(51,587)	5,732
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	6,163,300	(123,266)	(16,394)
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	3,698,000	(51,587)	(27,513)
Citibank, N.A.

(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	6,163,300	(240,985)	8,567
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	6,163,300	(240,985)	(10,724)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	6,163,300	237,287	27,612
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	6,163,300	236,054	(18,120)
Goldman Sachs International

2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	739,600	(93,375)	4,867
(2.33)/3 month USD-LIBOR-BBA/Aug-27 (Purchased)	Aug-17/2.33	18,489,750	(140,522)	1,109
(2.5975)/3 month USD-LIBOR-BBA/Aug-27 (Purchased)	Aug-17/2.5975	36,979,500	(59,167)	(2,589)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	739,600	(93,375)	(4,763)
2.46/3 month USD-LIBOR-BBA/Aug-27 (Written)	Aug-17/2.46	55,469,250	199,689	(5,547)
JPMorgan Chase Bank N.A.

2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,698,000	(516,333)	26,515
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,698,000	(516,333)	(97,366)
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	3,698,000	351,125	131,686
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	3,698,000	351,125	(15,606)

Total			$(1,516,117)	$85,245

TBA SALE COMMITMENTS OUTSTANDING at 6/30/17 (proceeds receivable $79,516,797) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3.50%, 7/1/47	$47,000,000	8/13/17	$48,263,125
Federal National Mortgage Association, 3.00%, 7/1/47	31,000,000	8/13/17	30,958,829

Total			$79,221,954

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$199,156,800	(E)	$402,887	9/20/19	1.70%	3 month USD-LIBOR-BBA	$331,471
		11,321,000	(E)	(70,027)	9/20/22	3 month USD-LIBOR-BBA	1.95%	(96,903)
		11,698,000	(E)	(132,641)	9/20/27	3 month USD-LIBOR-BBA	2.25%	(192,511)
		48,182,000	(E)	249,937	9/20/27	2.20%	3 month USD-LIBOR-BBA	714,893
		46,308,700	(E)	97,323	9/20/22	1.90%	3 month USD-LIBOR-BBA	317,706
		9,310,000	(E)	(98,596)	9/20/47	3 month USD-LIBOR-BBA	2.45%	(296,359)
		16,790,600		(223)	6/27/27	2.15%	3 month USD-LIBOR-BBA	185,109
		10,200,000		(135)	6/26/27	3 month USD-LIBOR-BBA	2.11504%	(145,081)
		6,106,000		(49)	6/27/22	3 month USD-LIBOR-BBA	1.8165%	(38,242)
		6,163,250	(E)	(82)	7/13/27	2.18%	3 month USD-LIBOR-BBA	54,851
		1,066,000		(14)	6/30/27	2.1965%	3 month USD-LIBOR-BBA	7,277
		19,151,000		(72)	7/5/19	1.60431%	3 month USD-LIBOR-BBA	2,178
		19,151,000		(72)	7/5/19	1.6076%	3 month USD-LIBOR-BBA	885
	AUD	16,917,000		75,327	6/28/22	2.60%	6 month AUD-BBR-BBSW	(6,968)
	AUD	58,000		(516)	6/28/27	6 month AUD-BBR-BBSW	3.00%	(7)
	BRL	9,366,135		(26)	1/2/23	Brazil Cetip Interbank Deposit Rate Over	0.00%	(99,680)
	BRL	4,239,850		(11)	1/2/23	0.00%	Brazil Cetip Interbank Deposit Rate Over	(101,979)
	BRL	4,676,372		(12)	1/2/23	Brazil Cetip Interbank Deposit Rate Over	0.00%	14,949
	BRL	17,962,784		(22)	1/2/19	0.00%	Brazil Cetip Interbank Deposit Rate Over	(15,995)
	CAD	1,868,000	(E)	(9,805)	9/20/27	3 month CAD-BA-CDOR	1.95%	(32,218)
	CAD	6,016,000	(E)	(11,698)	9/20/22	3 month CAD-BA-CDOR	1.60%	(54,021)
	CAD	8,141,000		(49)	6/23/22	1.505%	3 month CAD-BA-CDOR	67,963
	CHF	10,485,000	(E)	(9,731)	9/20/22	6 month CHF-LIBOR-BBA	0.30%	54,946
	CHF	1,405,000	(E)	(2,144)	9/20/27	6 month CHF-LIBOR-BBA	0.15%	(20,939)
	EUR	3,849,000	(E)	(15)	2/18/20	1 Day Euribor rate	0.124%	3,277
	EUR	3,849,000	(E)	(15)	2/18/20	1 Day Euribor rate	0.104%	2,381
	EUR	12,446,000		(109)	4/26/22	0.21%	6 month EUR-EURIBOR-REUTERS	15,913
	EUR	12,463,000		(110)	5/4/22	0.21%	6 month EUR-EURIBOR-REUTERS	19,518
	EUR	17,334,000	(E)	24,040	9/20/22	6 month EUR-EURIBOR-REUTERS	0.20%	(104,270)
	EUR	20,228,000	(E)	2,672	9/20/27	6 month EUR-EURIBOR-REUTERS	0.80%	(337,295)
	GBP	1,747,000	(E)	(32)	1/19/32	1.912%	6 month GBP-LIBOR-BBA	(18,638)
	GBP	13,056,000	(E)	47,788	9/20/22	0.75%	6 month GBP-LIBOR-BBA	280,890
	GBP	655,000	(E)	1,267	9/20/27	1.15%	6 month GBP-LIBOR-BBA	19,155
	HUF	262,700,000		(12)	2/28/27	6 month HUF-BUBOR-NATIONAL BANK OF HUNGARY	2.65%	42,181
	HUF	1,214,100,000		(16)	2/28/19	0.715%	6 month HUF-BUBOR-NATIONAL BANK OF HUNGARY	(32,739)
	HUF	752,300,000		(10)	3/1/19	0.69%	6 month HUF-BUBOR-NATIONAL BANK OF HUNGARY	(18,839)
	HUF	170,860,000		(8)	3/1/27	6 month HUF-BUBOR-NATIONAL BANK OF HUNGARY	2.60%	24,366
	HUF	574,530,000		(7)	3/20/19	0.745%	6 month HUF-BUBOR-NATIONAL BANK OF HUNGARY	(16,526)
	HUF	127,810,000		(6)	3/20/27	6 month HUF-BUBOR-NATIONAL BANK OF HUNGARY	2.905%	30,597
	JPY	511,900,000		(30)	2/19/20	6 month JPY-LIBOR-BBA	1.3975%	184,081
	MXN	37,435,000		—	1/1/26	1 month MXN-TIIE-BANXICO	6.16%	(126,291)
	MXN	40,660,000		—	10/6/21	1 month MXN-TIIE-BANXICO	5.93%	(70,134)
	MXN	9,710,000		(6)	12/24/26	8.12%	1 month MXN-TIIE-BANXICO	(37,403)
	MXN	11,645,000		(7)	1/7/27	8.20%	1 month MXN-TIIE-BANXICO	(48,823)
	MXN	7,370,000		(8)	3/12/32	1 month MXN-TIIE-BANXICO	7.67%	8,465
	MXN	11,645,000		(12)	4/22/32	1 month MXN-TIIE-BANXICO	7.73%	16,963
	NOK	221,000	(E)	19	9/20/22	1.45%	6 month NOK-NIBOR-NIBR	145
	NOK	35,616,000	(E)	(10,622)	9/20/27	6 month NOK-NIBOR-NIBR	1.90%	(45,305)
	NZD	10,370,000	(E)	(27)	3/29/20	3 month NZD-BBR-FRA	3.0475%	11,759
	NZD	36,000	(E)	30	9/20/22	3 month NZD-BBR-FRA	2.75%	(209)
	NZD	5,194,000	(E)	(8,670)	9/20/27	3 month NZD-BBR-FRA	3.25%	(56,818)
	SEK	77,976,000	(E)	12,139	9/20/22	0.30%	3 month SEK-STIBOR-SIDE	112,378
	SEK	11,060,000	(E)	23,100	9/20/27	3 month SEK-STIBOR-SIDE	1.10%	(1,835)
	ZAR	7,487,000		(7)	10/11/26	8.32625%	3 month ZAR-JIBAR-SAFEX	(14,219)
	ZAR	29,770,000		(9)	3/9/19	3 month ZAR-JIBAR-SAFEX	7.305%	5,862
	ZAR	60,200,000		(18)	3/24/19	3 month ZAR-JIBAR-SAFEX	7.11%	(1,940)
	ZAR	13,790,000		(15)	3/24/27	7.785%	3 month ZAR-JIBAR-SAFEX	17,114

	Total			$580,833	$515,086
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$288,789	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$1,610
	106,476	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(358)
	259,552	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(148)
	253,235	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(850)
	29,654	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	4
	130,995	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(497)
	631,902	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(2,122)
	492,103	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(1,529)
	291,164	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	777
	376,255	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	1,296
	226,628	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	781
	287,277	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	990
	444,323	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	66
	63,736	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	9
	1,080,022	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(4,900)
	934,806	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,633)
	1,873,764	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,287)
	164,654	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(593)
	967,695	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(3,975)
	7,978,306	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(27,822)
	4,802,693	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	2,586
	3,232,000	—	7/3/22	(1.9225%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(4,622)
	3,232,000	—	7/3/27	2.085%	USA Non Revised Consumer Price Index- Urban (CPI-U)	9,082
	3,719,000	—	7/5/22	(1.89%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	1,016
	3,719,000	—	7/5/27	2.05%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(2,747)
EUR	2,881,000	—	9/15/17	(0.4975%)	Eurostat Eurozone HICP excluding tobacco	10,046
EUR	1,441,000	—	9/15/17	(0.46%)	Eurostat Eurozone HICP excluding tobacco	6,267
EUR	2,049,000	—	9/15/17	(0.435%)	Eurostat Eurozone HICP excluding tobacco	10,087
Citibank, N.A.
	$495,709	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,729)
	1,062,386	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(3,705)
	99,227	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(346)
Credit Suisse International
	424,954	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,482)
	324,976	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	175
	633,112	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	2,181
	673,553	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(3,056)
	746,645	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(3,387)
	658,779	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	2,269
	253,726	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,258
	220,668	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	1,071
	581,341	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	2,094
	194,454	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	700
	355,572	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	1,281
	2,455,089	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	13,316
	634,576	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,442
	640,767	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	3,611
	1,226,140	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,077)
Deutsche Bank AG
	324,976	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	175
Goldman Sachs International
	358,271	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(204)
	146,605	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	22
	716,877	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,997
	716,877	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,997
	223,299	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	120
	83,884	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	45
	646,350	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	2,965
	19,332	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(11)
	164,795	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(94)
	447,387	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,588
	173,233	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(99)
	346,466	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(198)
	11,009	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2
	157,613	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	85
	305,883	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	165
	189,095	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	102
	14,543	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	8
	38,753	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	21
	1,672,507	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,325
	1,456,918	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,123
	1,073,222	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(4,869)
	1,576,117	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	7,646
	1,245,416	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	6,042
	576,156	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	2,795
	629,744	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,416
	724,782	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(2,610)
	3,331,255	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	18,068
	1,147,712	—	1/12/44	(3.00%) 1 month USD-LIBOR	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	(3,128)
	2,787,081	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(13,813)
EUR	10,371,000	—	8/10/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(7,344)
EUR	3,424,000	—	8/11/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(2,425)
EUR	2,881,000	—	8/31/17	(0.27%)	Eurostat Eurozone HICP excluding tobacco	21,783
EUR	2,881,000	—	9/1/17	(0.37%)	Eurostat Eurozone HICP excluding tobacco	15,663
JPMorgan Chase Bank N.A.
	$2,196,111	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,884
	1,255,933	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,225
	1,923,826	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,535
	1,192,196	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	5,909
	1,073,222	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(4,869)
JPMorgan Securities LLC
	1,544,336	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,927
	241,931	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(871)
	4,851,968	—	1/12/42	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(27,053)
	1,421,555	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(4,897)

Total		$—	$65,298

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$4,375	$64,000	5/11/63	300 bp	$(3,069)
	CMBX NA BBB- Index	BBB-/P	8,497	141,000	5/11/63	300 bp	(7,901)
	CMBX NA BBB- Index	BBB-/P	17,409	282,000	5/11/63	300 bp	(15,388)
	CMBX NA BBB- Index	BBB-/P	16,587	291,000	5/11/63	300 bp	(17,256)
	Credit Suisse International
	CMBX NA BB Index	—	(42,961)	2,434,000	5/11/63	(500 bp)	402,866
	CMBX NA BB Index	—	(262,850)	1,598,000	1/17/47	(500 bp)	(7,543)
	CMBX NA BBB- Index	BBB-/P	36,978	292,000	5/11/63	300 bp	3,019
	CMBX NA BBB- Index	BBB-/P	41,680	359,000	5/11/63	300 bp	(72)
	CMBX NA BBB- Index	BBB-/P	51,002	445,000	5/11/63	300 bp	(751)
	CMBX NA BBB- Index	BBB-/P	53,345	465,000	5/11/63	300 bp	(734)
	CMBX NA BBB- Index	BBB-/P	82,454	780,000	5/11/63	300 bp	(8,260)
	CMBX NA BBB- Index	BBB-/P	106,372	983,000	5/11/63	300 bp	(7,951)
	CMBX NA BBB- Index	BBB-/P	599,291	5,605,000	5/11/63	300 bp	(52,571)
	CMBX NA BBB- Index	BBB-/P	51,226	780,000	1/17/47	300 bp	(18,038)
	CMBX NA BBB- Index	BBB-/P	804,268	10,881,000	1/17/47	300 bp	(161,965)
	Goldman Sachs International
	CMBX NA BB Index	—	(101,276)	990,000	5/11/63	(500 bp)	80,059
	CMBX NA BB Index	—	(32,233)	213,000	1/17/47	(500 bp)	1,798
	CMBX NA BB Index	—	(8,913)	61,000	5/11/63	(500 bp)	2,261
	CMBX NA BB Index	—	(75,236)	445,000	1/17/47	(500 bp)	(4,140)
	CMBX NA BB Index	—	(38,667)	236,000	1/17/47	(500 bp)	(962)
	CMBX NA BB Index	—	(25,381)	125,000	1/17/47	(500 bp)	(5,410)
	CMBX NA BBB- Index	BBB-/P	6,758	78,000	5/11/63	300 bp	(2,313)
	CMBX NA BBB- Index	BBB-/P	7,858	91,000	5/11/63	300 bp	(2,725)
	CMBX NA BBB- Index	BBB-/P	10,295	122,000	5/11/63	300 bp	(3,893)
	CMBX NA BBB- Index	BBB-/P	9,733	123,000	5/11/63	300 bp	(4,572)
	CMBX NA BBB- Index	BBB-/P	18,496	166,000	5/11/63	300 bp	(809)
	CMBX NA BBB- Index	BBB-/P	18,357	169,000	5/11/63	300 bp	(1,298)
	CMBX NA BBB- Index	BBB-/P	18,286	169,000	5/11/63	300 bp	(1,369)
	CMBX NA BBB- Index	BBB-/P	20,534	175,000	5/11/63	300 bp	182
	CMBX NA BBB- Index	BBB-/P	15,274	181,000	5/11/63	300 bp	(5,776)
	CMBX NA BBB- Index	BBB-/P	15,166	183,000	5/11/63	300 bp	(6,117)
	CMBX NA BBB- Index	BBB-/P	11,095	226,000	5/11/63	300 bp	(15,189)
	CMBX NA BBB- Index	BBB-/P	16,691	245,000	5/11/63	300 bp	(11,803)
	CMBX NA BBB- Index	BBB-/P	13,442	271,000	5/11/63	300 bp	(18,075)
	CMBX NA BBB- Index	BBB-/P	13,211	271,000	5/11/63	300 bp	(18,306)
	CMBX NA BBB- Index	BBB-/P	14,449	277,000	5/11/63	300 bp	(17,767)
	CMBX NA BBB- Index	BBB-/P	36,039	296,000	5/11/63	300 bp	1,614
	CMBX NA BBB- Index	BBB-/P	47,211	452,000	5/11/63	300 bp	(5,357)
	CMBX NA BBB- Index	BBB-/P	71,741	605,000	5/11/63	300 bp	1,380
	CMBX NA BBB- Index	BBB-/P	71,494	605,000	5/11/63	300 bp	1,133
	CMBX NA BBB- Index	BBB-/P	37,011	765,000	5/11/63	300 bp	(51,958)
	CMBX NA BBB- Index	BBB-/P	51,111	600,000	1/17/47	300 bp	(2,169)
	CMBX NA BBB- Index	BBB-/P	56,109	805,000	1/17/47	300 bp	(15,375)
	CMBX NA BBB- Index	BBB-/P	90,359	1,040,000	1/17/47	300 bp	(1,993)
	CMBX NA BBB- Index	BBB-/P	112,277	1,519,000	1/17/47	300 bp	(22,611)
	JPMorgan Securities LLC
	CMBX NA BB Index	—	(53,936)	372,000	5/11/63	(500 bp)	14,202
	CMBX NA BB Index	—	(38,525)	274,000	5/11/63	(500 bp)	11,663
	CMBX NA BB Index	—	(37,251)	259,000	5/11/63	(500 bp)	10,189
	CMBX NA BB Index	—	(15,954)	120,000	5/11/63	(500 bp)	6,026
	CMBX NA BB Index	—	(89,046)	570,000	1/17/47	(500 bp)	2,021
	CMBX NA BB Index	—	(63,627)	387,000	1/17/47	(500 bp)	(1,797)
	CMBX NA BB Index	—	(59,921)	375,000	1/17/47	(500 bp)	(9)
	CMBX NA BB Index	—	(52,295)	322,000	1/17/47	(500 bp)	(850)
	CMBX NA BB Index	—	(14,429)	95,000	1/17/47	(500 bp)	748
	CMBX NA BBB- Index	BBB-/P	8,358	58,000	5/11/63	300 bp	1,613
	CMBX NA BBB- Index	BBB-/P	7,862	69,000	5/11/63	300 bp	(163)
	CMBX NA BBB- Index	BBB-/P	14,611	118,000	5/11/63	300 bp	888
	CMBX NA BBB- Index	BBB-/P	8,493	123,000	5/11/63	300 bp	(5,812)
	CMBX NA BBB- Index	BBB-/P	14,055	126,000	5/11/63	300 bp	(598)
	CMBX NA BBB- Index	BBB-/P	17,625	141,000	5/11/63	300 bp	1,227
	CMBX NA BBB- Index	BBB-/P	9,499	154,000	5/11/63	300 bp	(8,411)
	CMBX NA BBB- Index	BBB-/P	13,220	155,000	5/11/63	300 bp	(4,807)
	CMBX NA BBB- Index	BBB-/P	22,776	156,000	5/11/63	300 bp	4,633
	CMBX NA BBB- Index	BBB-/P	6,936	157,000	5/11/63	300 bp	(11,323)
	CMBX NA BBB- Index	BBB-/P	19,054	174,000	5/11/63	300 bp	(1,183)
	CMBX NA BBB- Index	BBB-/P	15,579	183,000	5/11/63	300 bp	(5,704)
	CMBX NA BBB- Index	BBB-/P	25,409	203,000	5/11/63	300 bp	1,800
	CMBX NA BBB- Index	BBB-/P	26,741	240,000	5/11/63	300 bp	(1,171)
	CMBX NA BBB- Index	BBB-/P	27,894	251,000	5/11/63	300 bp	(1,297)
	CMBX NA BBB- Index	BBB-/P	32,798	289,000	5/11/63	300 bp	(812)
	CMBX NA BBB- Index	BBB-/P	36,909	302,000	5/11/63	300 bp	1,787
	CMBX NA BBB- Index	BBB-/P	36,909	302,000	5/11/63	300 bp	1,787
	CMBX NA BBB- Index	BBB-/P	19,653	307,000	5/11/63	300 bp	(16,051)
	CMBX NA BBB- Index	BBB-/P	16,411	308,000	5/11/63	300 bp	(19,409)
	CMBX NA BBB- Index	BBB-/P	15,686	308,000	5/11/63	300 bp	(20,134)
	CMBX NA BBB- Index	BBB-/P	30,622	312,000	5/11/63	300 bp	(5,663)
	CMBX NA BBB- Index	BBB-/P	36,385	320,000	5/11/63	300 bp	(831)
	CMBX NA BBB- Index	BBB-/P	38,852	350,000	5/11/63	300 bp	(1,853)
	CMBX NA BBB- Index	BBB-/P	43,710	353,000	5/11/63	300 bp	2,656
	CMBX NA BBB- Index	BBB-/P	30,123	368,000	5/11/63	300 bp	(12,675)
	CMBX NA BBB- Index	BBB-/P	41,549	395,000	5/11/63	300 bp	(4,390)
	CMBX NA BBB- Index	BBB-/P	46,308	395,000	5/11/63	300 bp	370
	CMBX NA BBB- Index	BBB-/P	51,453	421,000	5/11/63	300 bp	2,491
	CMBX NA BBB- Index	BBB-/P	47,402	452,000	5/11/63	300 bp	(5,165)
	CMBX NA BBB- Index	BBB-/P	52,876	480,000	5/11/63	300 bp	(2,948)
	CMBX NA BBB- Index	BBB-/P	70,597	671,000	5/11/63	300 bp	(7,440)
	CMBX NA BBB- Index	BBB-/P	56,090	1,014,000	5/11/63	300 bp	(61,838)
	CMBX NA BBB- Index	BBB-/P	90,887	1,159,000	5/11/63	300 bp	(43,904)
	CMBX NA BBB- Index	BBB-/P	210,952	2,013,000	5/11/63	300 bp	(23,160)
	CMBX NA BBB- Index	BBB-/P	261,669	2,495,000	5/11/63	300 bp	(28,507)
	CMBX NA BBB- Index	—	(102,143)	1,109,000	1/17/47	(300 bp)	(3,664)
	CMBX NA BBB- Index	—	(42,678)	513,000	1/17/47	(300 bp)	2,876
	CMBX NA BBB- Index	—	(18,115)	229,000	1/17/47	(300 bp)	2,221
	CMBX NA BBB- Index	—	(8,285)	154,000	1/17/47	(300 bp)	5,390

	Total		$2,978,712	$(254,155)

*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2017. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 28 Index	B+/P	$1,122,083	$15,204,000	6/20/22	500 bp	$50,630

	Total		$1,122,083	$50,630
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2017. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand
Key to holding's abbreviations
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2016 through June 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $269,010,611.
(b)	The aggregate identified cost on a tax basis is $415,091,187, resulting in gross unrealized appreciation and depreciation of $5,549,423 and $12,758,863, respectively, or net unrealized depreciation of $7,209,440.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $59,786, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Affiliate	Fair value as of 9/30/16	Purchase Cost	Sale Proceeds	Investment Income	Shares outstanding and Fair value as of 6/30/17

	Short-term investments
	Putnam Short Term Investment Fund	$ 9,455,363	$ 80,395,105	$ 76,137,063	$ 49,863	$13,713,405
	Total Short-term investments	$ 9,455,363	$ 80,395,105	$ 76,137,063	$ 49,863	$ 13,713,405
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $170,929,709 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	85.9%
	Brazil	2.1
	Greece	2.1
	Argentina	2.0
	Russia	1.6
	Canada	1.1
	Mexico	1.1
	Indonesia	0.7
	Luxembourg	0.6
	Other	2.8

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source.The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts hedge duration and convexity, to isolate prepayment risk, and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk, and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning, and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation, and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge market risk, and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $4,101,593 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,876,320 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$—	$—	$10,017
Energy	113,101	8,751	5,913
Transportation	—	4,879	—
Utilities and power	—	10,311	—
Total common stocks	113,101	23,941	15,930
Convertible bonds and notes	—	54,907	—
Convertible preferred stocks	—	13,000	—
Corporate bonds and notes	—	91,955,504	2
Foreign government and agency bonds and notes		24,595,481
Mortgage-backed securities	—	125,533,973	406,647
Purchased options outstanding	—	326,832	—
Purchased swap options outstanding	—	2,633,676	—
Senior loans	—	5,473,657	—
U.S. government and agency mortgage obligations	—	133,069,882	—
U.S. treasury obligations	—	114,151	—
Warrants	1,904	—	—
Short-term investments	13,713,405	9,835,754	—

Totals by level	$13,828,410	$393,630,758	$422,579

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(194,445)	$—
Futures contracts	21,599	—	—
Written options outstanding	—	(729,450)	—
Written swap options outstanding	—	(2,855,698)	—
Forward premium swap option contracts	—	85,245	—
TBA sale commitments	—	(79,221,954)	—
Interest rate swap contracts	—	(65,747)	—
Total return swap contracts	—	65,298	—
Credit default contracts	—	(4,304,320)	—

Totals by level	$21,599	$(87,221,071)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$1,701,667	$6,005,987
Foreign exchange contracts	1,816,129	1,941,562
Equity contracts	1,904	—
Interest rate contracts	5,320,686	5,907,943

Total	$8,840,386	$13,855,492

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$107,500,000
Purchased currency options (contract amount)		$15,400,000
Purchased swap option contracts (contract amount)		$985,400,000
Written TBA commitment option contracts (contract amount) (Note 3)		$139,000,000
Written currecny options (contract amount) (Note 3)		$15,300,000
Written swap option contracts (contract amount)		$594,200,000
Futures contracts (number of contracts)		20
Forward currency contracts (contract amount)		$251,800,000
OTC interest rate swap contracts (notional)		$3,700,000
Centrally cleared interest rate swap contracts (notional)		$560,000,000
OTC total return swap contracts (notional)		$112,800,000
OTC credit default contracts (notional)		$47,200,000
Centrally cleared credit default contracts (notional)		$9,100,000
Warrants (number of warrants)		3,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	—	—	1,825,437	—	—	—	—	—	—	—	—	—	—	—	—	1,825,437
	OTC Total return swap contracts*#	—	44,617	—	—	31,398	175	105,978	—	32,553	6,927	—	—	—	—	—	221,648
	OTC Credit default contracts*#	—	—	—	—	701,134	—	355,312	—	—	645,221	—	—	—	—	—	1,701,667
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	4,438	—	—	—	—	4,438
	Forward currency contracts#	181,890	154,255	—	46,525	68,786	—	137,901	105,778	304,548	—	—	374,155	152,950	146,162	69,626	1,742,576
	Forward premium swap option contracts#	189,065	16,271	—	36,179	—	—	5,976	—	158,201	—	—	—	—	—	—	405,692
	Purchased swap options#	42,527	181,706	—	1,572,727	235,853	—	413,997	—	38,829	—	—	148,037	—	—	—	2,633,676
	Purchased options#	82,820	—	—	—	—	—	24,410	—	219,602	—	—	—	—	—	—	326,832

	Total Assets	$496,302	$396,849	$1,825,437	$1,655,431	$1,037,171	$175	$1,043,574	$105,778	$753,733	$652,148	$4,438	$522,192	$152,950	$146,162	$69,626	$8,861,966

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	1,588,302	—	—	—		—	—	—	—	—	—	—	—	1,588,302
	OTC Total return swap contracts*#	—	64,083	—	5,780	14,002	—	34,795	—	4,869	32,821	—	—	—	—	—	156,350
	OTC Credit default contracts*#	90,482	—	—	—	2,073,939	—	988,163	—	—	1,781,950	—	—	—	—	—	4,934,534
	Centrally cleared credit default contracts§	—	—	36,302	—	—	—	—	—	—	—	—	—	—	—	—	36,302
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	234,219	70,689	—	366,930	55,584	—	171,916	25,340	268,250	—	—	325,073	118,232	194,700	106,088	1,937,021
	Forward premium swap option contracts#	121,825	43,907	—	28,844	—	—	12,899	—	112,972	—	—	—	—	—	—	320,447
	Written swap options#	128,947	229,243	—	1,454,098	223,325	—	409,664	—	298,155	—	—	112,266	—	—	—	2,855,698
	Written options#	31,011	—	—	—	—	—	7,207	—	691,232	—	—	—	—	—	—	729,450

	Total Liabilities	$606,484	$407,922	$1,624,604	$1,855,652	$2,366,850	$—	$1,624,644	$25,340	$1,375,478	$1,814,771	$—	$437,339	$118,232	$194,700	$106,088	$12,558,104

	Total Financial and Derivative Net Assets	$(110,182)	$(11,073)	$200,833	$(200,221)	$(1,329,679)	$175	$(581,070)	$80,438	$(621,745)	$(1,162,623)	$4,438	$84,853	$34,718	$(48,538)	$(36,462)	$(3,696,138)
	Total collateral received (pledged)##†	$—	$—	$—	$(119,988)	$(1,329,679)	$—	$(556,594)	$80,438	$(526,762)	$(1,162,623)	$—	$—	$—	$(48,538)	$—
	Net amount	$(110,182)	$(11,073)	$200,833	$(80,233)	$—	$175	$(24,476)	$—	$(94,983)	$—	$4,438	$84,853	$34,718	$—	$(36,462)

*	Excludes premiums, if any.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement.
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 25, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: August 25, 2017